Goodwill and intangible assets, net - Summary of changes in the balance of goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Balance of beginning of period	$ 36,207	$ 38,733
Acquisitions	10,865
Foreign currency translation adjustments	(116)	(2,526)
Balance at end of period	$ 46,956	$ 36,207